DECOMMISSIONING LIABILITIES	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
DECOMMISSIONING LIABILITIES
DECOMMISSIONING LIABILITIES
The Company’s decommissioning liabilities result from net ownership interests in petroleum and natural gas assets including well sites, gathering systems and processing facilities. At December 31, 2018, the Company estimated the total undiscounted amount of cash flows required to settle its decommissioning liabilities to be approximately $98.5 million (2017: $94.6 million) which will be incurred between 2018 and 2066. A risk-free rate between 1.91% and 2.15% (2017: 1.66% and 2.20%) and an inflation rate of 2.0% (2017: 2.0%) were used to calculate the fair value of the decommissioning liabilities as at December 31, 2018.

($000s)	2018	2017
Balance, beginning of year	$60,611	$62,844
Incurred on development activities	678	1,501
Acquired through asset acquisitions	3,462	—
Revisions on estimates	37	3,210
Decommissioning costs incurred	(2,242)	(2,758)
Reversed on dispositions	—	(5,473)
Accretion expense	1,328	1,287
Balance, end of year	$63,874	$60,611